[QUARLES & BRADY LLP LETTERHEAD]

February 14, 2007

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F. Street, NE
Washington DC 20549

Re:	North Track Funds, Inc. (the "Registrant") 1933 Act No. 33-12; 1940 Act File No. 811-4401 Post-Effective Amendment No. 81 to Registration Statement on Form N-1A
Ladies and Gentlemen:

On behalf of the Registrant named above, we enclose for filing, pursuant to Rule 485(a)(2) of the Securities Act of 1933, Post-Effective Amendment No. 81 (the "Amendment") to the Registrant's Registration Statement on Form N-1A.

The Amendment relates to the Prospectuses and Statement of Additional Information for all of the Registrant's existing series except for its Cash Reserve Fund. The Amendment is being filed for the following two purposes:

•
To reflect changes in the investment objective and investment program for the Registrant's series presently known as the Dow Jones Equity Income 100 Plus Fund. Subject to approval by the shareholders of that Fund of the proposed change in its investment objective, these changes will become effective on May 1, 2007. In connection with these changes, the name of the Fund will be changed to the Equity Income Fund; and

•	To add a new series to be known as the Large Cap Equity Fund, which is scheduled to commence operations on May 1, 2007.

This Amendment is scheduled to become effective on May 1, 2007, so we would appreciate any comments from the staff on this filing on a timeframe that will facilitate that schedule. For ease of reference, we are forwarding to the Registrant's examiner, Mr. Randy Koch, a copy of this filing marked to show changes as compared to the Registrant's presently effective Prospectus and Statement of Additional Information, dated February 12, 2007, relating to the shares of its series covered by this Amendment.

Securities and Exchange Commission
February 14, 2007

Please direct any comments or comments regarding this filing to me at (414) 277-5309. Thank you for your assistance in this matter.

Very truly yours, QUARLES & BRADY LLP Fredrick G. Lautz

FGL:ba
Enclosures
760314.40000

cc (w/enc):	Mr. Brian K Andrew, President Ms. Sarah E. Schott, Secretary Ms. Vinita K. Paul, Assistant Secretary

Securities and Exchange Commission
February 14, 2007

bc (w/enc):	Mr. Ryan Bruhn (Deloitte & Touche) Andrew D. Ketter, Esq. Christopher J. Sadiq, Esq. Matthew T. Rutlin, Esq.